Annual Fund Operating Expenses	0 Months Ended
	Oct. 01, 2012
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[1]
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	[1]
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	[1]
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[1]
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[1]
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[1]
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.42%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[1]
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]

[1]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.